UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mason Capital Partners
Address:       50 Congress St. Suite 843
          Boston, MA 02109

13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gregg Picillo
Title:    Chief Compliance Officer
Phone:    617-228-5190

Signature, Place, and Date of Signing:

/s/ Albert Mason    Boston, MA     November 3, 2008

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.


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                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      94

Form 13F Information Table Value Total:      $1,094 (thousands)

List of Other Included Managers:

{None}
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FORM 13F INFORMATION TABLE

			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
AMP NZ Office Trust	COM	609327903	13	17000	SH		Sole		17000	0	0
Air Products & Chemicals Inc.	COM	009158106	13	190	SH		Sole		190	0	0
Alexandria Real Estate 8.375 Pfd C	PFD	015271406	4	190	SH		Sole		190	0	0
Automatic Data Processing Inc.	COM	053015103	24	550	SH		Sole		550	0	0
B & G Foods Inc.	COM	05508R205	12	870	SH		Sole		870	0	0
Banco Bilbao Vizcaya ADR	ADR	05946K101	8	465	SH		Sole		465	0	0
Bank of Ireland ADR	ADR	46267Q103	4	190	SH		Sole		190	0	0
Bemis Co. Inc.	COM	081437105	7	270	SH		Sole		270	0	0
Brandywine Realty Trust	COM	105368203	5	340	SH		Sole		340	0	0
Brandywine Realty Trust 7.5 Pfd C	PFD	105368401	7	420	SH		Sole		420	0	0
Buckeye Partners LP	UNIT LTD PARTN	118230101	13	340	SH		Sole		340	0	0
CBL & Associates Inc. 7.75 Pfd C	PFD	124830506	7	430	SH		Sole		430	0	0
Cedar Shopping Centers 8.875 Pfd A	PFD	150602308	9	420	SH		Sole		420	0	0
Cherokee Inc.	COM	16444H102	3	150	SH		Sole		150	0	0
ChinaEdu Corp.	COM	16945L107	3	710	SH		Sole		710	0	0
Colgate-Palmolive Co.	COM	194162103	24	320	SH		Sole		320	0	0
Colonial Properties Trust	COM	195872106	3	160	SH		Sole		160	0	0
Colonial Properties Trust 8.125 Pfd D	PFD	195872403	11	590	SH		Sole		590	0	0
Cominar REIT	COM	199910100	14	725	SH		Sole		725	0	0
Corporate Office Prop. Trust 7.5 Pfd H	PFD	22002T603	7	360	SH		Sole		360	0	0
Digital Realty 7.875 Pfd B	PFD	253868301	4	200	SH		Sole		200	0	0
Enel Societa Per Azioni Ords	COM	29265W207	12	1400	SH		Sole		1400	0	0
Energias de Portugal, SA ADR	ADR	268353109	13	320	SH		Sole		320	0	0
Enerplus Resources Fund Trust	COM	29274D604	12	330	SH		Sole		330	0	0
Enterprise Products Partners LP	UNIT LTD PARTN	293792107	12	450	SH		Sole		450	0	0
Euronet Worldwide, Inc.	COM	298736109	10	610	SH		Sole		610	0	0
Exxon Mobil Corp.	COM	30231G102	21	270	SH		Sole		270	0	0
Ferrellgas Partners LP	UNIT LTD PARTN	315293100	10	540	SH		Sole		540	0	0
First Industrial Realty Trust	COM	32054K103	7	250	SH		Sole		250	0	0
First Industrial Realty Trust 7.25 Pfd J	PFD	32054K798	7	420	SH		Sole		420	0	0
Fiserv Inc.	COM	337738108	20	430	SH		Sole		430	0	0
GMX Resources Inc. 9.25 Pfd B	PFD	38011M405	5	220	SH		Sole		220	0	0
General Electric Co.	COM	369604103	17	650	SH		Sole		650	0	0
General Mills Inc.	COM	370334104	26	380	SH		Sole		380	0	0
Gladstone Commercial Corp.	COM	376536108	5	320	SH		Sole		320	0	0
Gladstone Commercial Corp. 7.5 Pfd B	PFD	376536306	6	410	SH		Sole		410	0	0
Gladstone Commercial Corp. 7.75 Pfd A	PFD	376536207	7	430	SH		Sole		430	0	0
Global Partners LP	UNIT LTD PARTN	37946R109	1	100	SH		Sole		100	0	0
Graco, Inc.	COM	384109104	18	500	SH		Sole		500	0	0
Grainger, WW Inc.	COM	384802104	23	260	SH		Sole		260	0	0
Grontmij NV-CVA	COM	N37558199	11	350	SH		Sole		350	0	0
Heineken NV	COM	N39427211	17	425	SH		Sole		425	0	0
Hormel Foods Corp.	COM	440452100	21	570	SH		Sole		570	0	0
Huaneng Power ADR	ADR	443304100	13	470	SH		Sole		470	0	0
Infosys Technologies Ltd. ADR	ADR	456788108	16	490	SH		Sole		490	0	0
Johnson & Johnson	COM	478160104	21	300	SH		Sole		300	0	0
Kilroy Realty Corp. 7.8 Pfd E	PFD	49427F405	7	440	SH		Sole		440	0	0
Kimco Realty Corp. 7.75 Pfd G	PFD	49446R844	8	370	SH		Sole		370	0	0
Kinder Morgan Energy Partners	UNIT LTD PARTN	494550106	14	260	SH		Sole		260	0	0
Kite Realty Group	COM	49803T102	15	1370	SH		Sole		1370	0	0
LBA Realty Fund II WBP Inc. 7.625 Pfd B	PFD	501777304	15	1190	SH		Sole		1190	0	0
Liberty Property Trust	COM	531172104	8	220	SH		Sole		220	0	0
Logitech International SA	COM	H50430232	17	730	SH		Sole		730	0	0
Mack-Cali Realty Corp.	COM	554489104	7	200	SH		Sole		200	0	0
Marathon Oil Corp.	COM	565849106	19	470	SH		Sole		470	0	0
Mechel Open Joint Stock Co. ADR	ADR	583840103	8	440	SH		Sole		440	0	0
NPB Cap Trust II 7.85 Pfd	PFD	62935R209	3	140	SH		Sole		140	0	0
Norfolk & Southern Corp.	COM	655844108	24	360	SH		Sole		360	0	0
Novartis AG ADR	ADR	66987V109	20	370	SH		Sole		370	0	0
Old Second Cap Trust I 7.8 Pfd	PFD	680280104	4	440	SH		Sole		440	0	0
Omnicom Group	COM	681919106	17	430	SH		Sole		430	0	0
Oneok Partners LP	UNIT LTD PARTN	68268N103	13	250	SH		Sole		250	0	0
PS Business Parks Inc. 7.375 Pfd O	PFD	69360J750	8	480	SH		Sole		480	0	0
Patriot Coal Corp.	COM	70336T104	10	340	SH		Sole		340	0	0
Peabody Energy Corp.	COM	704549104	13	300	SH		Sole		300	0	0
Penn Virginia Resources LP	UNIT LTD PARTN	707884102	9	570	SH		Sole		570	0	0
Penn West Energy Trust	COM	707885109	11	470	SH		Sole		470	0	0
PetroChina Ltd. ADS	ADR	71646E100	11	110	SH		Sole		110	0	0
Plains All American Pipeline LP	UNIT LTD PARTN	726503105	12	300	SH		Sole		300	0	0
Praxair, Inc.	COM	74005P104	11	160	SH		Sole		160	0	0
Primaris Retail REIT	COM	74157U109	13	875	SH		Sole		875	0	0
Prosperity Bancshares Inc.	COM	743606105	17	510	SH		Sole		510	0	0
Puget Energy Inc.	COM	745310102	4	140	SH		Sole		140	0	0
Ramco Gershenson Properties Trust	COM	751452202	6	270	SH		Sole		270	0	0
Realty Income Corp. 6.75 Pfd E	PFD	756109708	12	640	SH		Sole		640	0	0
Reddy Ice Holdings, Inc.	COM	75734R105	2	470	SH		Sole		470	0	0
Rostelecom Long Distance ADR	ADR	778529107	10	220	SH		Sole		220	0	0
SNC-Lavalin Group Inc.	COM	78460T105	15	400	SH		Sole		400	0	0
Sanofi-Aventis ADR	ADR	80105N105	14	440	SH		Sole		440	0	0
Sasol Ltd. ADR	ADR	803866300	17	390	SH		Sole		390	0	0
Saul Centers 8 Pfd A	PFD	804395200	15	650	SH		Sole		650	0	0
St. Gobain	COM	738048909	14	275	SH		Sole		275	0	0
State Street Corp.	COM	857477103	13	230	SH		Sole		230	0	0
Sunoco Logistics Partners LP	UNIT LTD PARTN	86764L108	13	300	SH		Sole		300	0	0
TC Pipelines LP	UNIT LTD PARTN	87233Q108	13	430	SH		Sole		430	0	0
Talisman Energy Inc.	COM	87425e103	8	540	SH		Sole		540	0	0
Toronto Dominion Bank	COM	891160509	21	350	SH		Sole		350	0	0
Total SA ADR	ADR	89151E109	17	280	SH		Sole		280	0	0
Tullow Oil PLC	COM	015008907	17	1325	SH		Sole		1325	0	0
Urstadt Biddle Properties A	COM	917286205	6	340	SH		Sole		340	0	0
Urstadt Biddle Properties Inc. 7.5 Pfd D	PFD	917286502	9	450	SH		Sole		450	0	0
Vornado Realty Trust 6.625 Pfd I	PFD	929042877	9	575	SH		Sole		575	0	0
Vornado Realty Trust 6.75 Pfd H	PFD	929042885	2	110	SH		Sole		110	0	0
Weingarten Realty Investors	COM	948741103	17	470	SH		Sole		470	0	0

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